PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2023	2022
Buildings	$3,384,762	$2,301,644
Furniture, fixtures and equipment	301,910	286,436
Leasehold improvements	134,091	110,981
Motor vehicles	2,717	2,596
Construction in progress	881	1,079,112

Sub-total	3,824,361	3,780,769
Less: accumulated depreciation and amortization	(1,048,555)	(912,705)

Property and equipment, net	$2,775,806	$2,868,064

The depreciation and amortization expenses of property and equipment recognized for the years ended December 31, 2023, 2022 and 2021 were $158,746, $113,028 and $111,335, respectively.
Under the terms of the Macau gaming law and the Concession, the gaming and gaming support areas comprising the Studio City Casino with an area of 28,784.3 square meters with its land lease right held by Studio City Developments
 Limited (“Studio City Developments”), a subsidiary of Studio City International
, and related gaming
equipment and utensils (collectively referred to as the “Reversion Assets
”), which were reverted to the Macau government without compensation and free and clear from any charges or encumbrances on December 31, 2022 at the expiration of the previous
 gaming
 subconcession. Effective as of January 1, 2023, the Reversion Assets were transferred by the Macau government to Melco Resorts Macau for the duration of the Concession, in return for annual payments for the right to use and operate the Reversion Assets. The Reversion Assets are currently owned by the Macau government and Melco Resorts Macau pays an annual fee of MOP0.75 (equivalent to $0.09) per square meter of the casino for years 1 to 3 of the Concession, subject to a consumer price index increase in years 2 and 3 of the Concession and such fee will increase to MOP2.5 (equivalent to $0.3) per square meter of the casino for years 4 to 10 of the Concession, subject to a consumer price index increase in years 5 to 10 of the Concession. Part of these Reversion Assets that reverted to the Macau government on December 31, 2022, and included in the above table, consisted of the cost and accumulated depreciation of buildings as of December 31, 2022 of $144,824 and $41,976, respectively.
As Studio City Casino continues to be operated with the Reversion Assets in the same manner as under the previous gaming subconcession, obtains substantially all of the economic benefits and bears all of the risks arising from the operation of these assets, as well as assuming Melco Resorts Macau will be successful in the awarding of a new concession upon expiry of the Concession, Melco Resorts Macau and Studio City Developments continue to recognize these Reversion Assets as property and equipment over their remaining estimated useful lives.